Risk Management (Details) - Schedule of maturity analysis of assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Less than one year [Member]
ASSETS
Cash and cash equivalents	$ 122,143	$ 231,746
Term deposits	265,691	136,278
Insurance receivables	179,229	171,132
Investments	75,585	44,470
Investments in associates
Reinsurance share of outstanding claims	91,520	71,199
Reinsurance share of unearned premiums	67,772	59,235
Deferred excess of loss premiums	19,671	17,206
Deferred policy acquisition costs	45,961	43,785
Deferred tax assets	419	45
Other assets	14,325	9,942
Investment properties
Property, premises and equipment
Intangible assets
TOTAL ASSETS	882,316	785,038
LIABILITIES
Gross outstanding claims	268,356	210,691
Gross unearned premiums	268,010	251,691
Insurance payables	81,812	84,519
Other liabilities	27,008	26,287
Derivative financial liability
Deferred tax liabilities
Unearned commissions	15,927	12,285
TOTAL LIABILITIES	661,113	585,473
EQUITY
Common shares at par value
Share premium
Treasury shares
Foreign currency translation reserve
Fair value reserve
Retained earnings
TOTAL EQUITY
TOTAL LIABILITIES AND EQUITY	661,113	585,473
More than one year [Member]
ASSETS
Cash and cash equivalents	15,800	10,400
Term deposits	31,335	43,688
Insurance receivables	5,618	8,213
Investments	415,490	376,446
Investments in associates
Reinsurance share of outstanding claims	97,303	111,049
Reinsurance share of unearned premiums	2,747	4,889
Deferred excess of loss premiums		32
Deferred policy acquisition costs	23,431	21,057
Deferred tax assets	5,237	426
Other assets
Investment properties
Property, premises and equipment	13,448	14,859
Intangible assets	3,556	4,321
TOTAL ASSETS	613,965	595,380
LIABILITIES
Gross outstanding claims	366,214	365,208
Gross unearned premiums	86,022	77,035
Insurance payables	5,000	5,000
Other liabilities	2,088	2,752
Derivative financial liability	10,005	12,938
Deferred tax liabilities		14
Unearned commissions	881	1,440
TOTAL LIABILITIES	470,210	464,387
EQUITY
Common shares at par value
Share premium
Treasury shares
Foreign currency translation reserve
Fair value reserve
Retained earnings
TOTAL EQUITY
TOTAL LIABILITIES AND EQUITY	470,210	464,387
No term [Member]
ASSETS
Cash and cash equivalents
Term deposits
Insurance receivables
Investments	43,647	49,306
Investments in associates	6,049	5,693
Reinsurance share of outstanding claims
Reinsurance share of unearned premiums
Deferred excess of loss premiums
Deferred policy acquisition costs
Deferred tax assets
Other assets
Investment properties	15,119	16,308
Property, premises and equipment
Intangible assets
TOTAL ASSETS	64,815	71,307
LIABILITIES
Gross outstanding claims
Gross unearned premiums
Insurance payables
Other liabilities
Derivative financial liability
Deferred tax liabilities
Unearned commissions
TOTAL LIABILITIES
EQUITY
Common shares at par value	490	489
Share premium	159,918	159,545
Treasury shares	(14)
Foreign currency translation reserve	1,083	992
Fair value reserve	(38,979)	8,215
Retained earnings	307,275	232,624
TOTAL EQUITY	429,773	401,865
TOTAL LIABILITIES AND EQUITY	429,773	401,865
Total Maturity [Member]
ASSETS
Cash and cash equivalents	137,943	242,146
Term deposits	297,026	179,966
Insurance receivables	184,847	179,345
Investments	534,722	470,222
Investments in associates	6,049	5,693
Reinsurance share of outstanding claims	188,823	182,248
Reinsurance share of unearned premiums	70,519	64,124
Deferred excess of loss premiums	19,671	17,238
Deferred policy acquisition costs	69,392	64,842
Deferred tax assets	5,656	471
Other assets	14,325	9,942
Investment properties	15,119	16,308
Property, premises and equipment	13,448	14,859
Intangible assets	3,556	4,321
TOTAL ASSETS	1,561,096	1,451,725
LIABILITIES
Gross outstanding claims	634,570	575,899
Gross unearned premiums	354,032	328,726
Insurance payables	86,812	89,519
Other liabilities	29,096	29,039
Derivative financial liability	10,005	12,938
Deferred tax liabilities		14
Unearned commissions	16,808	13,725
TOTAL LIABILITIES	1,131,323	1,049,860
EQUITY
Common shares at par value	490	489
Share premium	159,918	159,545
Treasury shares	(14)
Foreign currency translation reserve	1,083	992
Fair value reserve	(38,979)	8,215
Retained earnings	307,275	232,624
TOTAL EQUITY	429,773	401,865
TOTAL LIABILITIES AND EQUITY	$ 1,561,096	$ 1,451,725